CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Income Loss
Net (loss) profit	R$ (1,098.9)	R$ (367.4)	R$ 3,130.9
Other comprehensive income (loss)
(Losses) gains on foreign currency translation adjustments	(73.2)	(726.1)	184.9
Unrealized (losses) gains on available for sale marketable securities	(41.7)	(31.0)	10.6
Taxes on unrealized gains (losses) on available for sale securities	11.5	13.5	(1.8)
Unrealized gains (losses) on cash flow hedge		820.0	(1,020.8)
Taxes on unrealized (losses) gains on cash flow hegde	3.8	(272.7)	346.4
Net other comprehensive loss, to be reclassified to the statement of income in subsequent periods	(99.6)	(196.3)	(480.7)
Actuarial gains on pension and post-employment plans	1.5	7.0	48.6
Taxes on actuarial gains on pension and post-employment plans		(2.4)	(16.5)
Net other comprehensive income, with no impact into subsequent statement of income	1.5	4.6	32.1
Total comprehensive (loss) income	(1,197.0)	(559.1)	2,682.2
Attributable to
Controlling shareholders	(1,223.7)	(564.1)	2,662.6
Non-controlling interest	26.7	5.0	19.6
Total comprehensive (loss) income	R$ (1,197.0)	R$ (559.1)	R$ 2,682.2